Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	First	Second	Third	Fourth
Fiscal 2011

Net sales	$1,177.1	$1,035.3	$1,234.5	$1,198.8
Gross profit	555.6	471.1	573.0	546.0

Net earnings	110.4	39.1	65.9	45.8

Basic earnings per share	$1.56	$0.56	$0.95	$0.67
Diluted earnings per share	$1.55	$0.55	$0.94	$0.67

Items increasing/(decreasing) net earnings:
Household Products restructuring	$(1.3)	$(30.0)	$(16.9)	$(15.3)
Early debt retirement/duplicate interest	—	—	(12.5)	(1.9)
ASR transaction costs/integration	(3.8)	(0.9)	(2.5)	(1.2)
Acquisition inventory valuation	(1.7)	(2.7)	—	—
Other realignment/integration costs	(0.2)	(1.9)	0.2	(0.1)
Venezuela devaluation/other impacts	(2.3)	1.0	—	(0.5)
Valuation allowance, other tax adjustments, prior year foreign tax benefits	—	—	1.1	(10.8)

	First	Second	Third	Fourth
Fiscal 2010

Net sales	$1,176.7	$935.1	$1,076.8	$1,059.7
Gross profit	560.2	447.2	517.6	494.3

Net earnings	125.7	88.5	104.0	84.8

Basic earnings per share	$1.80	$1.27	$1.48	$1.21
Diluted earnings per share	$1.78	$1.25	$1.47	$1.20

Items increasing/(decreasing) net earnings:
Venezuela devaluation/other impacts	$(25.5)	$2.8	$5.7	$2.8
VERO/separation costs	—	—	(0.1)	0.2
Integration costs	(1.0)	(0.6)	(0.3)	0.1
Provisions for restructuring and related costs	(3.5)	(0.5)	(0.5)	(1.1)
Tax benefits - special foreign tax credit	—	—	—	23.5
Valuation allowance, other tax adjustments, prior year foreign tax benefits	—	—	3.7	2.4